Note 12 - Associates, Joint Ventures, and Other Long-term Investments - Sensitivities Analysis (Details) - OPay Digital Services Limited [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, DLOM of 5% [member] | PWERM, OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	$ 4,700	$ 2,811
Increase	(4,700)	(2,811)
Preferred shares, WACC of 2% [member] | PWERM [member]
Statement Line Items [Line Items]
Decrease	1,978	1,087
Increase	(1,885)	(1,009)
Preferred shares, 10% movement [member] | OPM and CVM [member]
Statement Line Items [Line Items]
Decrease	(5,115)	(3,093)
Increase	$ 5,103	$ 3,092